Document and Entity Information - shares shares in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38857
Entity Registrant Name	Bit Origin Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	375 park Ave, Fl 1502
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10152
Title of 12(g) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	BTOG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	91.6
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001735556
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Address, State or Province	NY
Auditor Name	WWC, P.C.	Prager Metis CPAs, LLC
Auditor Firm ID	1171	273
Auditor Location	San Mateo, California	Hackensack, New Jersey
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	375 park Ave, Fl 1502
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10152
Contact Personnel Name	Lucas Wang
City Area Code	347
Contact Personnel Email Address	ir@bitorigin.io
Entity Address, State or Province	NY
Local Phone Number	556-4747